1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Net Loss Per Share (Policies)	12 Months Ended
Mar. 31, 2017
Policies
Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing net loss available to common shareholders by the weighted-average number of shares of common shares outstanding during the period.

For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses. Outstanding stock options of 6,500,000, 10,100,000 and 8,255,000 and outstanding stock purchase warrants of 18,031,250, 71,579,313 and 105,278,102 to purchase commons shares for the years ended March 31, 2017, 2016 and 2015, respectively, were considered anti-dilutive and therefore were not included in the calculation of diluted shares. Additionally, convertible promissory notes convertible into 22,160,000 shares of common stock for the year ended March 31, 2017, 22,160,000 shares of common stock for the year ended March 31, 2016, and 22,160,000 shares of common stock for the year ended March 31, 2015, were also considered anti-dilutive and therefore were not included in the calculation of diluted shares.